Allowance for Credit Losses and Credit Quality - Schedule of Investment in Legacy Impaired Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Impaired
Unpaid Principal Balance	$ 209,746	$ 283,629	$ 316,678
Recorded Investment	169,725	238,127	302,780
Related Allowance	(16,342)	(17,352)	(24,293)
Average Recorded Investment	4,822	273,254	272,364
Interest Income Recognized	273	8,368	9,191
Commercial Loans
Financing Receivable, Impaired
Unpaid Principal Balance	164,209	237,922	294,649
Recorded Investment	125,706	194,201	282,001
Related Allowance	(13,282)	(14,324)	(22,791)
Average Recorded Investment	142,895	232,590	255,325
Interest Income Recognized	5,601	6,595	8,444
Residential Mortgage
Financing Receivable, Impaired
Unpaid Principal Balance	7,114	7,183	4,628
Recorded Investment	6,579	6,749	4,312
Related Allowance	(145)	(172)	(144)
Average Recorded Investment	6,755	6,905	4,377
Interest Income Recognized	271	265	161
Consumer and Other Loans
Financing Receivable, Impaired
Unpaid Principal Balance	38,423	38,524	17,401
Recorded Investment	37,440	37,177	16,467
Related Allowance	(2,915)	(2,856)	(1,358)
Average Recorded Investment	35,600	33,759	12,662
Interest Income Recognized	1,514	1,508	586
With No Related Allowance Recorded | Commercial Loans | Commercial real estate - Construction
Financing Receivable, Impaired
Unpaid Principal Balance	10,261	13,763	38
Recorded Investment	9,262	13,013	38
Average Recorded Investment	9,189	9,104	28
Interest Income Recognized	496	441	0
With No Related Allowance Recorded | Commercial Loans | Commercial real estate - owner-occupied
Financing Receivable, Impaired
Unpaid Principal Balance	25,037	50,867	25,180
Recorded Investment	19,044	44,482	25,074
Average Recorded Investment	19,559	53,282	25,890
Interest Income Recognized	807	1,389	647
With No Related Allowance Recorded | Commercial Loans | Commercial real estate - non-owner-occupied
Financing Receivable, Impaired
Unpaid Principal Balance	15,265	15,370	15,654
Recorded Investment	14,288	14,975	14,794
Average Recorded Investment	14,873	15,127	19,587
Interest Income Recognized	590	692	879
With No Related Allowance Recorded | Commercial Loans | Commercial and industrial
Financing Receivable, Impaired
Unpaid Principal Balance	55,554	103,013	148,311
Recorded Investment	43,886	70,254	138,202
Average Recorded Investment	47,268	92,312	111,261
Interest Income Recognized	2,422	2,279	3,418
With No Related Allowance Recorded | Commercial Loans | Residential mortgage
Financing Receivable, Impaired
Unpaid Principal Balance	1,244	2,004
Recorded Investment	1,221	2,001
Average Recorded Investment	1,261	2,044
Interest Income Recognized	46	85
With No Related Allowance Recorded | Consumer and Other Loans | Consumer - Home equity
Financing Receivable, Impaired
Unpaid Principal Balance	4,183	5,906
Recorded Investment	4,176	5,634
Average Recorded Investment	2,867	5,747
Interest Income Recognized	39	231
With No Related Allowance Recorded | Consumer and Other Loans | Consumer - Other
Financing Receivable, Impaired
Unpaid Principal Balance		75
Recorded Investment		75
Average Recorded Investment		11
Interest Income Recognized		1
With An Allowance Recorded | Commercial Loans | Commercial real estate - Construction
Financing Receivable, Impaired
Unpaid Principal Balance	228	238	1,946
Recorded Investment	140	156	1,946
Related Allowance	(11)	(19)	(649)
Average Recorded Investment	185,250	197	1,839
Interest Income Recognized	7,386	6	54
With An Allowance Recorded | Commercial Loans | Commercial real estate - owner-occupied
Financing Receivable, Impaired
Unpaid Principal Balance	5,032	13,314	17,580
Recorded Investment	4,773	13,287	17,429
Related Allowance	(520)	(949)	(640)
Average Recorded Investment	148	13,498	16,668
Interest Income Recognized	1	414	493
With An Allowance Recorded | Commercial Loans | Commercial real estate - non-owner-occupied
Financing Receivable, Impaired
Unpaid Principal Balance	6,445	6,051	1,743
Recorded Investment	6,398	5,872	1,725
Related Allowance	(105)	(620)	(89)
Average Recorded Investment	4,976	6,196	1,782
Interest Income Recognized	196	154	95
With An Allowance Recorded | Commercial Loans | Commercial and industrial
Financing Receivable, Impaired
Unpaid Principal Balance	46,387	35,306	84,197
Recorded Investment	27,915	32,162	82,793
Related Allowance	(12,646)	(12,736)	(21,413)
Average Recorded Investment	6,229	42,874	78,270
Interest Income Recognized	294	1,220	2,858
With An Allowance Recorded | Residential Mortgage | Residential mortgage
Financing Receivable, Impaired
Unpaid Principal Balance	5,870	5,179	4,628
Recorded Investment	5,358	4,748	4,312
Related Allowance	(145)	(172)	(144)
Average Recorded Investment	40,653	4,861	4,377
Interest Income Recognized	795	180	161
With An Allowance Recorded | Consumer and Other Loans | Consumer - Home equity
Financing Receivable, Impaired
Unpaid Principal Balance	29,284	27,189	13,916
Recorded Investment	28,818	26,575	13,267
Related Allowance	(2,427)	(2,358)	(993)
Average Recorded Investment	5,494	23,546	10,237
Interest Income Recognized	225	1,007	435
With An Allowance Recorded | Consumer and Other Loans | Consumer - Other
Financing Receivable, Impaired
Unpaid Principal Balance	4,956	5,354	3,485
Recorded Investment	4,446	4,893	3,200
Related Allowance	(488)	(498)	(365)
Average Recorded Investment	27,911	4,455	2,425
Interest Income Recognized	$ 1,202	$ 269	$ 151